Cash and Bank Balances - Summary of Cash and Bank Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Non-current
Long-term bank deposits	¥ 70,000	$ 11,060
Current
Cash and cash equivalents	5,390,324	851,633	¥ 3,653,914	$ 577,292	¥ 3,474,364	¥ 2,291,345
Short-term bank deposits	514,074	81,220	363,043
Restricted cash	54,809	8,659	36,000
Total	5,959,207	941,512	4,052,957
Cash and bank balances	¥ 6,029,207	$ 952,572	¥ 4,052,957